Long-Term Debt - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Accrued interest payable	$ 8	$ 8
CVR Refining | Senior Notes | 6.50% Senior Notes due November 2022
Debt Instrument [Line Items]
Accrued interest payable	5
CVR Partners | Senior Notes | 9.25% Senior Secured Notes due June 2023
Debt Instrument [Line Items]
Accrued interest payable	$ 3